Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
PRC	23,524	13,076	19,711	3,021
Non-PRC	3,801	(13,416)	3,379	518

	27,325	(340)	23,090	3,539

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	6,184	3,564	4,668	716
Income tax refund due to reduced tax rate	(680)	(920)	(719)	(110)
Adjustments of deferred tax assets due to change in tax rates	—	9	(5)	(1)
Deferred income tax (benefit) expense	(761)	(705)	120	18

	4,743	1,948	4,064	623

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	6,831	(85)	5,773	885
Effect of differing tax rates in different jurisdictions	493	3,299	208	32
Non-taxable income	(1,555)	(419)	(995)	(152)
Non-deductible expenses	935	2,124	3,416	523
Research and development super-deduction	(1,047)	(1,245)	(1,549)	(237)
Effect of PRC preferential tax rates and tax holiday	(2,250)	(1,327)	(2,891)	(443)
Effect of tax rate changes on deferred taxes	—	9	(5)	(1)
Reversal of prior year’s EIT	(616)	(1,134)	(951)	(146)
PRC withholding tax	553	(224)	122	19
Addition to valuation allowance	1,399	950	936	143

Taxation for the year	4,743	1,948	4,064	623

Effective tax rate	17%	(573% )	18%	18%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share ( Note )	0.81	0.49	1.06	0.16

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit loss	332	452	69
Accrued expenses, payroll and others	4,820	5,456	836
Fixed assets depreciation	151	106	16
Net operating loss carry-forward	1,733	1,811	278
Less: valuation allowance	(4,843)	(5,895)	(903)

Deferred tax assets, net	2,193	1,930	296

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	275	406	62
Withholding tax on PRC subsidiaries’ undistributed earnings	1,621	1,381	212
Tax on capital gains	1,159	943	145
Others	218	593	90

	3,273	3,323	509